Income Taxes - Deferred Income Tax Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Recognized in deferred income tax (recovery) / expense	$ 560	$ (990)
Deferred Income Tax Liability (Asset)	7,916	8,364	$ 9,081
Property, plant and equipment
Income Taxes
Recognized in deferred income tax (recovery) / expense	(423)	(729)
Deferred Income Tax Liability (Asset)	10,996	11,093
Decommissioning and restoration provision
Income Taxes
Recognized in deferred income tax (recovery) / expense	(25)	(10)
Deferred Income Tax Liability (Asset)	(2,644)	(2,292)
Employee retirement benefit plans
Income Taxes
Recognized in deferred income tax (recovery) / expense	(23)	(92)
Deferred Income Tax Liability (Asset)	(278)	(297)
Tax loss carry-forwards
Income Taxes
Recognized in deferred income tax (recovery) / expense	867	(14)
Deferred Income Tax Liability (Asset)	(11)	(29)
Other
Income Taxes
Recognized in deferred income tax (recovery) / expense	164	(145)
Deferred Income Tax Liability (Asset)	$ (147)	$ (111)